SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Allowance for doubtful accounts
Accumulated deficit	$ (107,059)	$ (65,559)
Lessee, Operating Lease, Description
Remaining lease term	1 year
Lessee, Operating Lease, Option to Extend	expense
Impairment of long-lived assets with definite lives
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	$ 0	0	$ 428
Impairment losses on intangible assets with definite lives	$ 1,365	$ 0	$ 1,720
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Long-Lived Assets Held-for-use	Impairment of Long-Lived Assets Held-for-use	Impairment of Long-Lived Assets Held-for-use
Impairment of goodwill and indefinite-lived intangible assets
Impairment loss on goodwill	$ 19,156	$ 4,559	$ 8,454
Impairment losses for indefinite-lived intangible assets	$ 2,140	$ 0	$ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss on goodwill	Impairment loss on goodwill	Impairment loss on goodwill
Long-term investments
Impairment losses on its equity method investments	$ 0	$ 0	$ 1,819
Impairment losses on its available-for-sale debt securities	0	0	613
Discontinued Operations
Impairment of long-lived assets with definite lives
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	0	0	428
Impairment losses on intangible assets with definite lives	0	0	0
Impairment of goodwill and indefinite-lived intangible assets
Impairment loss on goodwill	0	4,559	0
Impairment losses for indefinite-lived intangible assets	0	0	0
Long-term investments
Impairment losses on its equity method investments	0	0	0
Impairment losses on its available-for-sale debt securities	$ 0	$ 0	$ 0
Minimum
Long-term investments
Voting stock, percentage	20.00%
Maximum
Long-term investments
Voting stock, percentage	50.00%
ASU 2016-13
Allowance for doubtful accounts
Accumulated deficit				$ 412
Furniture, fixture and equipment
Property, plant and equipment, net
Estimated useful life	5 years
Motor vehicles
Property, plant and equipment, net
Estimated useful life	5 years